Post-employee benefit plans - Other comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Cumulative losses recognized directly in equity, January 1	$ (2,646)	$ (2,384)
Actuarial (losses) gains in other comprehensive income	(313)	(264)
(Increase) decrease in the effect of the asset limit	(25)	2
Cumulative losses recognized directly in equity, December 31	(2,984)	$ (2,646)
Cumulative actuarial losses	3,217
Cumulative decrease in the effect of the asset limit	$ 233